Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 0.3%
Ansell Ltd.	332,420	7,529,271
Austria 0.5%
Andritz AG	250,858	11,973,671
Canada 6.9%
Alimentation Couche-Tard, Inc., Class B	1,460,305	53,498,981
Cameco Corp.	1,303,927	30,225,028
Teck Resources Ltd., Class B	1,080,675	28,627,081
Teekay Tankers Ltd., Class A(a)	1,171,856	13,159,943
West Fraser Timber Co., Ltd.	311,759	25,634,792
Yamana Gold, Inc.	7,040,933	28,163,732
Total		179,309,557
Finland 2.0%
UPM-Kymmene OYJ	1,445,024	52,397,891
France 13.1%
AtoS	539,045	23,037,991
AXA SA	2,560,160	70,373,807
BNP Paribas SA	1,229,201	76,394,365
DBV Technologies SA, ADR(a)	335,217	1,005,651
Eiffage SA	329,335	30,673,214
Sanofi	566,814	53,882,646
TotalEnergies SE	1,821,724	83,822,553
Total		339,190,227
Germany 6.9%
Aroundtown SA	2,113,555	12,664,115
Bayer AG, Registered Shares	290,967	14,675,650
Covestro AG	623,027	35,138,994
Daimler AG, Registered Shares	169,364	15,861,452
Duerr AG	744,178	29,631,518
E.ON SE	3,122,920	38,525,433
KION Group AG	307,908	33,106,000
Total		179,603,162
Greece 0.4%
Piraeus Financial Holdings SA(a)	6,458,441	9,308,576
Hong Kong 1.2%
WH Group Ltd.	50,991,330	32,083,623
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.8%
Amarin Corp. PLC, ADR(a)	311,700	1,122,120
Flutter Entertainment PLC(a)	139,938	19,164,477
Total		20,286,597
Israel 2.4%
Bank Hapoalim BM	4,120,297	40,056,470
Bezeq Israeli Telecommunication Corp., Ltd.(a)	15,012,482	21,304,226
Total		61,360,696
Japan 20.5%
Dai-ichi Life Holdings, Inc.	1,320,300	26,451,666
Daiwabo Holdings Co., Ltd.	2,078,200	32,975,940
Fujitsu Ltd.	60,600	10,016,203
Invincible Investment Corp.	24,212	8,118,698
ITOCHU Corp.	2,043,800	58,448,834
Kinden Corp.	1,230,000	17,804,492
Koito Manufacturing Co., Ltd.	412,100	23,631,770
MatsukiyoCocokara & Co.	1,173,500	45,937,282
Nippon Telegraph & Telephone Corp.	1,130,800	31,114,954
ORIX Corp.	3,212,200	63,291,287
Shionogi & Co., Ltd.	356,700	24,901,703
Ship Healthcare Holdings, Inc.	1,255,800	27,986,556
Simplex Holdings, Inc.(a)	233,700	5,768,328
SoftBank Group Corp.	264,300	13,889,511
Sony Group Corp.	174,400	21,278,332
Starts Corp., Inc.	302,900	6,485,770
Sumitomo Mitsui Financial Group, Inc.	1,165,800	37,929,207
Takeda Pharmaceutical Co., Ltd.	910,800	24,366,598
Takuma Co., Ltd.	824,845	9,925,109
Toyota Motor Corp.	2,358,200	41,832,703
Total		532,154,943
Netherlands 7.1%
ABN AMRO Bank NV	2,235,463	31,906,680
ASR Nederland NV	1,276,341	54,506,528
ING Groep NV	5,074,508	70,096,481
Signify NV	589,600	26,916,862
Total		183,426,551
Columbia Overseas Value Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.1%
Leroy Seafood Group ASA	3,872,354	27,276,664
Pakistan 0.1%
DG Khan Cement Co., Ltd.	6,779,443	3,131,069
Russian Federation 1.6%
Sberbank of Russia PJSC, ADR	2,514,940	42,380,698
Singapore 2.3%
BW LPG Ltd.	2,349,305	11,850,788
Venture Corp., Ltd.	3,544,400	47,963,484
Total		59,814,272
South Africa 0.5%
Sibanye Stillwater Ltd., ADR	980,691	12,199,796
South Korea 1.5%
GS Retail Co., Ltd.	717,418	17,024,921
Hyundai Home Shopping Network Corp.	128,465	6,618,670
Youngone Corp.	479,524	15,641,246
Total		39,284,837
Spain 3.0%
ACS Actividades de Construccion y Servicios SA	632,928	15,168,747
Banco Santander SA	10,099,545	31,402,030
Endesa SA	1,216,205	27,358,378
Tecnicas Reunidas SA(a)	507,767	3,994,381
Total		77,923,536
Sweden 1.1%
Granges AB	504,288	5,259,535
Stillfront Group AB(a)	4,215,258	23,561,044
Total		28,820,579
Switzerland 1.0%
Novartis AG, Registered Shares	335,900	26,773,161
Taiwan 1.5%
Fubon Financial Holding Co., Ltd.	14,770,300	38,714,371
United Kingdom 18.6%
AstraZeneca PLC, ADR	302,238	16,571,710
Barclays Bank PLC	8,913,164	21,763,110
BP PLC	7,737,848	33,572,437
British American Tobacco PLC	1,865,179	62,422,390
BT Group PLC(a)	9,869,862	20,777,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Crest Nicholson Holdings PLC	1,592,227	6,780,498
DCC PLC	545,091	40,148,992
John Wood Group PLC(a)	2,205,414	5,899,782
Just Group PLC(a)	26,022,357	26,947,857
Liberty Global PLC, Class C(a)	1,678,211	44,707,541
Micro Focus International PLC	1,243,488	5,760,336
Royal Dutch Shell PLC, Class B	3,509,584	73,546,673
Royal Mail PLC	1,884,126	12,548,287
TP Icap Group PLC	14,668,570	24,744,537
Vodafone Group PLC	40,241,962	58,343,537
WPP PLC	1,940,203	26,930,243
Total		481,464,931
United States 3.0%
Aerie Pharmaceuticals, Inc.(a)	259,720	2,623,172
Burford Capital Ltd.	2,282,597	23,761,835
Diversified Energy Co. PLC	22,393,219	29,561,387
Insmed, Inc.(a)	202,524	5,573,460
Livent Corp.(a)	6,263	189,706
Quotient Ltd.(a)	910,623	1,930,521
Sage Therapeutics, Inc.(a)	60,555	2,356,195
TE Connectivity Ltd.	75,085	11,557,834
Total		77,554,110
Total Common Stocks (Cost $2,565,893,381)		2,523,962,789

Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares MSCI EAFE Value ETF	1,040,239	50,898,894
Total Exchange-Traded Equity Funds (Cost $52,551,823)		50,898,894

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 0.078%(b),(c)	32,655,613	32,652,348
Total Money Market Funds (Cost $32,652,348)		32,652,348
Total Investments in Securities (Cost $2,651,097,552)		2,607,514,031
Other Assets & Liabilities, Net		(15,587,211)
Net Assets		$2,591,926,820

2	Columbia Overseas Value Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
143,586,000 CAD	114,122,439 USD	Goldman Sachs International	12/29/2021	1,672,833	—
24,460,000 GBP	32,747,907 USD	Goldman Sachs International	12/29/2021	192,454	—
162,955,000 ILS	52,242,562 USD	Goldman Sachs International	12/29/2021	464,449	—
1,252,686,000 JPY	10,994,569 USD	Goldman Sachs International	12/29/2021	—	(95,198)
39,009,187,000 KRW	33,040,433 USD	Goldman Sachs International	12/29/2021	95,536	—
94,272,000 NOK	10,874,987 USD	Goldman Sachs International	12/29/2021	453,221	—
29,754,000 SGD	21,986,581 USD	Goldman Sachs International	12/29/2021	184,178	—
1,066,873,000 TWD	38,425,104 USD	Goldman Sachs International	12/29/2021	—	(207,588)
122,738,441 USD	167,957,000 AUD	Goldman Sachs International	12/29/2021	—	(2,955,875)
22,012,282 USD	20,351,000 CHF	Goldman Sachs International	12/29/2021	185,173	—
10,936,345 USD	70,864,000 DKK	Goldman Sachs International	12/29/2021	—	(117,392)
43,761,366 USD	38,113,000 EUR	Goldman Sachs International	12/29/2021	—	(481,158)
27,324,477 USD	237,559,000 SEK	Goldman Sachs International	12/29/2021	—	(936,421)
Total				3,247,844	(4,793,632)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	12,842,919	636,075,887	(616,266,458)	—	32,652,348	—	9,590	32,655,613
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Value Fund | Third Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT208_02_M01_(01/22)